FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Trading Assets
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		€ 8	€ 13
Gain/(losses) included in earnings		0	(1)
Gain/(losses) included in OCI		0	0
Purchases		0	0
Sales		(8)	(4)
Settlements		0	0
Transfer into level 3		0	0
Transfer out of level 3		0	0
Balance at end of year		0	8
Debt securities issued by foreign financial institutions
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		8	13
Gain/(losses) included in earnings		0	(1)
Gain/(losses) included in OCI		0	0
Purchases		0	0
Sales		(8)	(4)
Settlements		0	0
Transfer into level 3		0	0
Transfer out of level 3		0	0
Balance at end of year		0	8
Net Derivatives
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		10	5
Gain/(losses) included in earnings		(7)	(21)
Gain/(losses) included in OCI		0	0
Purchases		3	19
Sales		0	0
Settlements		0	(1)
Transfer into level 3		(3)	(16)
Transfer out of level 3		1	24
Balance at end of year		4	10
Available-for-sale securities
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		342	303
Gain/(losses) included in earnings		12	43
Gain/(losses) included in OCI		196	(11)
Purchases		0	19
Sales		0	(26)
Settlements		(10)	0
Transfer into level 3		0	14
Transfer out of level 3		0	0
Balance at end of year		540	342
Greek government bonds
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		300	271
Gain/(losses) included in earnings		10	17
Gain/(losses) included in OCI		194	12
Purchases		0	0
Sales		0	0
Settlements		0	0
Transfer into level 3		0	0
Transfer out of level 3		0	0
Balance at end of year		504	300
Debt securities issued by companies incorporated in Greece
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		19	0
Gain/(losses) included in earnings		2	0
Gain/(losses) included in OCI		2	0
Purchases		0	19
Sales		0	0
Settlements		(5)	0
Transfer into level 3		0	0
Transfer out of level 3		0	0
Balance at end of year		18	19
Debt securities issued by companies incorporated outside Greece
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		9	9
Gain/(losses) included in earnings		(1)	0
Gain/(losses) included in OCI		0	0
Purchases		0	0
Sales		0	0
Settlements		0	0
Transfer into level 3		0	0
Transfer out of level 3		0	0
Balance at end of year		8	9
Debt securities issued by other government and public sector entities
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year	[1]	14	0
Gain/(losses) included in earnings		1	0	[1]
Gain/(losses) included in OCI		0	0	[1]
Purchases		0	0	[1]
Sales		0	0	[1]
Settlements		(5)	0	[1]
Transfer into level 3		0	14	[1]
Transfer out of level 3		0	0	[1]
Balance at end of year		10	14	[1]
Equity securities issued by companies incorporated outside Greece
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		€ 0	23
Gain/(losses) included in earnings			26
Gain/(losses) included in OCI			(23)
Purchases			0
Sales			(26)
Settlements			0
Transfer into level 3			0
Transfer out of level 3			0
Balance at end of year			€ 0

[1]
Debt securities issued by other governments and public sector entities transfer into Level 3, include a specific debt security which following the tainting of the held-to-maturity portfolio during April 2016 (see Note 11) was reclassified to available-for-sale portfolio.